Financings	12 Months Ended
Dec. 31, 2012
Financings [Abstract]
Financings

13. Financings

Series E Preferred Stock and Warrant Financing

In November 2012, the Company entered into a Convertible Preferred Stock and Warrant Purchase Agreement (Series E Purchase Agreement) with Pillar II and the other purchaser named therein (together, the Series E Purchasers). Pursuant to the Series E Purchase Agreement, the Company issued and sold to the Series E Purchasers, for an aggregate purchase price of approximately $7.0 million, 424,242 shares of its Series E preferred stock and Series E warrants to purchase up to 8,484,840 shares of its common stock. The shares of Series E preferred stock are convertible, subject to limitations, into an aggregate of 8,484,840 shares of common stock at a conversion price of $0.70 per share. The initial exercise price of the Series E warrants is $0.70 per share. The Series E warrants are exercisable immediately, and will expire if not exercised on or prior to November 9, 2017. The Company has agreed to pay to the holders of the Series E preferred stock quarterly dividends payable in cash in arrears at the rate of 4.6% per annum with the first dividend payment being due on March 31, 2013. Under the terms of the Series D preferred stock, any dividends paid to the holders of Series E preferred stock will also be paid to the holders of the Series D preferred stock on an as-converted to common stock basis. The Company has agreed that, at its 2013 annual meeting of stockholders, it will, among other things, propose an amendment to the Series D Certificate of Designations to, among other things, modify the terms of the Series D preferred stock that require payment of dividends to Series D preferred stockholders upon payment of dividends to Series E stockholders. If such amendment is approved by the Company’s stockholders, the holders of the Series E preferred stock will become entitled to receive dividends payable in cash quarterly in arrears at the rate of 8% per annum and the holders of the Series D preferred stock would cease to be entitled to corresponding dividends. If such amendment is submitted to the Company’s stockholders and it is not approved, the holders of the Series E preferred stock will no longer be entitled to receive dividends.

The net proceeds to the Company, excluding the proceeds of any exercise of the warrants, were approximately $6.0 million. The Company intends to use these funds for research and clinical development activities, the manufacturing of its product candidates, working capital and general corporate purposes, including the advancement of the Company’s autoimmune disease program in at least two indications.

The securities offered by the Company in the private placement were not registered under the Securities Act of 1933, as amended (the Securities Act), and cannot be offered or sold in the United States absent registration or an applicable exemption from registration requirements. In January 2013, the Company filed a registration statement with the Securities and Exchange Commission that became effective on January 17, 2013, registering the resale of the shares of common stock issuable upon conversion of the Series E preferred stock and the shares of common stock issuable upon exercise of the Series E warrants issued in the private placement.

The Company is subject to specified cash penalties if it fails to maintain an effective registration statement with the Securities and Exchange Commission registering the resale of the shares of Common Stock issuable upon conversion of the Series E preferred stock and the shares of Common Stock issuable upon exercise of the Series E warrants. Such penalties are limited to a cumulative maximum penalty equal to 10% of the aggregate purchase price paid to the Company for the Series E preferred stock. The Company is required to maintain the registration statement’s effectiveness until no unregistered shares of Common Stock issued or issuable upon conversion of the Series E preferred stock or upon exercise of the Series E warrants remain outstanding or issuable, as applicable.

Series D Preferred Stock and Warrant Financing

In November 2011, the Company entered into a Convertible Preferred Stock and Warrant Purchase Agreement (Series D Purchase Agreement) with Pillar I. Pursuant to the Series D Purchase Agreement, the Company issued and sold to Pillar I, for an aggregate purchase price of $9.5 million, 1,124,260 shares of its Series D preferred stock initially convertible into 5,621,300 shares of its common stock, and Series D warrants to purchase 2,810,650 shares of its common stock. Each share of Series D preferred stock was initially convertible, subject to limitations, at a conversion price of $1.63 per share. The initial exercise price of the Series D warrants was $1.63 per share.

The sale of shares of Series E preferred stock and Series E warrants in the Company’s November 2012 Series E financing triggered anti-dilution adjustments under the terms of the Series D preferred stock and the Series D warrants. The anti-dilution adjustment under the Series D preferred stock resulted in the conversion price of the Series D preferred stock being reduced and fixed at $1.46 per share, and such shares no longer being subject to any anti-dilution adjustments. Each share of Series D preferred stock became convertible into 5.5736 shares of the Company’s common stock and, as a result, the 1,124,260 shares of Series D preferred stock became convertible, subject to limitations, into 6,266,175 shares of the Company’s common stock. The anti-dilution adjustment under the Series D warrants resulted in the exercise price of the Series D warrants being reduced and fixed at the minimum $1.46 per share and the Series D warrants no longer being subject to any anti-dilution adjustments.

The net proceeds to the Company, excluding the proceeds of any exercise of the Series D warrants, were approximately $9.1 million which was allocated as described in Note 6(a). The Company used these funds for research and product development activities, including costs of conducting preclinical studies and clinical trials, and for general corporate purposes.

The securities offered by the Company in the private placement were not registered under the Securities Act and cannot be offered or sold in the United States absent registration or an applicable exemption from registration requirements. In December 2011, the Company filed a registration statement with the Securities and Exchange Commission that became effective on December 21, 2011, registering the resale of the shares of common stock issuable upon conversion of the Series D preferred stock and the shares of common stock issuable upon exercise of the warrants issued in the private placement. In February 2013, the Company filed a registration statement with the Securities and Exchange Commission that became effective on February 8, 2013, covering the resale of additional shares of common stock issuable upon conversion of the Series D preferred stock.

The Company is subject to specified cash penalties if it fails to maintain an effective registration statement with the Securities and Exchange Commission registering the resale of the shares of common stock issuable upon conversion of the Series D preferred stock and the shares of common stock issuable upon exercise of the Series D warrants. Such penalties are limited to a cumulative maximum penalty equal to 10% of the aggregate purchase price paid to the Company by Pillar I for the Series D preferred stock. The Company is required to maintain the registration statement’s effectiveness until no unregistered shares of common stock issued or issuable upon conversion of the Series D preferred stock or upon exercise of the Series D warrants remain outstanding or issuable, as applicable.

Registered Direct Common Stock Financing

On August 5, 2010, the Company raised $15.1 million in gross proceeds from a registered direct offering of common stock and warrants to institutional investors. In the offering, the Company sold 4,071,005 shares of common stock and warrants to purchase 1,628,402 shares of common stock. The common stock and the warrants were sold in units at a price of $3.71 per unit, with each unit consisting of one share of common stock and warrants to purchase 0.40 shares of common stock. The warrants to purchase common stock have an exercise price of $3.71 per share, are exercisable immediately, and will expire if not exercised on or prior to August 5, 2015. The net proceeds to the Company from the offering, excluding the proceeds of any future exercise of the warrants, were approximately $14.1 million.